Condensed Financial Information of Registrant - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed financial information of registrant [line items]
Dividends	€ 120	€ 94
Aegon N.V [member] | Business combinations [member]
Condensed financial information of registrant [line items]
Dividends	1,200	1,400	€ 1,800
Capital contributions	€ 400	€ 100	€ 1,100